INCOME TAXES	12 Months Ended
Dec. 31, 2024
INCOME TAXES
INCOME TAXES

13.INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they may be exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China – discontinued operations

The Enterprise Income Tax Law (the “EIT Law”) of the PRC includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within PRC. If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income from legal entities organized outside PRC earned to be subject to PRC’s 25% EIT. The Implementation Rules to the EIT Law provides that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, and properties, etc. reside within PRC. The VIEs’ subsidiaries domiciled in the PRC are subject to 25% statutory income tax rate in the periods presented. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside PRC should be characterized as PRC residents for EIT Law purposes. Under the current EIT Law, capital gains derived from PRC are subject to a 10% PRC withholding tax. Under the current EIT Law, dividends for earnings paid by PRC entities to any of their foreign non-resident enterprise investors are subject to a 10% withholding tax. A lower tax rate will be applied if tax treaty or arrangement benefits are available. Capital gains derived from PRC are also subject to a 10% PRC withholding tax.

The Company’s net income (loss) before income taxes consists of:

	For the years ended December 31,
	2022	2023	2024
Cayman Islands	(15,847,036)	4,032,849	3,832,955
Hong Kong	(2,323,199)	(1,090,792)	924,372
Net income (loss) before income taxes from continuing operations	(18,170,235)	2,942,057	4,757,327

13.INCOME TAXES (Continued)

The Company continually evaluates its tax positions and, if necessary, will adjust its uncertain tax position reserves accordingly based on the outcome of tax law changes.

The current and deferred component of income tax expenses are as follows:

	For the years ended December 31,
	2022	2023	2024
Current income tax expense (benefit)	—	—	—
Deferred income tax (benefit) expense	(236,061)	—	—
Total income tax expense	(236,061)	—	—

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2023	2024
Non-current deferred tax assets
Lease liabilities	25,096	45,059
Net operating loss carry-forward	2,171,976	2,019,455
Less: valuation allowance	(2,171,976)	(2,019,455)
Non-current deferred tax assets, net	25,096	45,059
Non-current deferred tax liabilities
Operating lease right-of-use assets	(25,096)	(45,059)
Others	(1)	(1)
Non-current deferred tax liabilities	(25,097)	(45,060)

Non-current deferred tax liabilities, net of deferred tax assets	(1)	(1)

The Company evaluates the potential realization of deferred tax assets on an entity basis. The Company recorded valuation allowance against deferred tax assets of those entities that were in cumulative financial loss and are not forecasting profits. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

Reconciliation between the income tax expense computed by applying the HK tax rate to income before the provision of income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2022	2023	2024
Income (loss) before provision of income tax	(18,170,235)	2,942,057	4,757,327
HK statutory income tax rate	16.5%	16.5%	16.5%
Income tax at statutory tax rate	(2,998,089)	485,439	784,959
Tax rate differential	2,378,700	(665,420)	(632,438)
Change in valuation allowance	383,328	179,981	(152,521)
Income tax expenses	(236,061)	—	—

13.INCOME TAXES (Continued)

Unrecognized Tax Benefit

As of December 31, 2023 and 2024, the Company concluded that there was no significant impacts from tax uncertainty in its consolidated financial results. The Company does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiaries which were all included in the discontinued operations. Accordingly, the PRC subsidiaries’ tax years of 2019 through 2024 remain open to examination by the respective tax authorities. The Company may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.

The Company has evaluated its uncertain tax positions in accordance with ASC 740. Based on this evaluation, the Company has taken the tax positions that it has not incurred income tax liabilities related to its income from mining operations in various countries in 2024 and determined that such positions are more likely than not to be sustained upon examination based on the facts, circumstances, and information available as of the filing date of this report.